Vessel Charters Vessel Charters - Contract costs (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization	$ 0.2	$ 0.4
Other Noncurrent Assets
Capitalized Contract Cost [Line Items]
Capitalized contract cost	$ 2.5	$ 2.5